Condensed Financial Statements of Parent Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 122,801	$ 17,804	¥ 240,351	¥ 494,475
Prepayments and other current assets	158,811	23,025	172,877
Total current assets	481,825	69,858	1,862,509
Other non-current assets	2,902	421	4,809
Total non-current assets	99,711	14,457	217,966
Total assets	581,536	84,315	2,080,475
Current liabilities:
Total current liabilities	2,736,222	396,715	3,263,673
Non-current liabilities:
Other non-current liabilities	0	0	1,733
Total non-current liabilities	21,618	3,135	34,140
Total liabilities	2,757,840	399,850	3,297,813
Shareholders' deficit:
Additional paid-in capital	5,049,458	732,103	4,979,353
Treasury stock (US$0.0001 par value; 4,441,353 and 4,085,608 shares as of December 31, 2021 and 2022, respectively)	142,229	20,621	142,229
Accumulated other comprehensive loss	(102,834)	(14,911)	129,010
Accumulated deficit	(8,395,200)	(1,217,187)	(7,355,740)
Total shareholders' deficit			(2,389,556)	¥ (1,285,363)	¥ (705,344)
Total liabilities, mezzanine equity and shareholders' deficit	581,536	84,315	2,080,475
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	26	4	26
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	24	3	24
Parent Company
Current assets:
Cash and cash equivalents	50,989	7,393	19,633
Amount due from subsidiaries and VIEs of the Company	3,698,706	536,262	3,521,857
Prepayments and other current assets	2,935	425	4,605
Total current assets	3,752,630	544,080	3,546,095
Other non-current assets	1,476	214	2,645
Total non-current assets	1,476	214	2,645
Total assets	3,754,106	544,294	3,548,740
Current liabilities:
Accrued expenses and other current liabilities	978	143	3,312
Amounts due to subsidiaries and VIEs of the Company	181,598	26,329	281,201
Convertible loan—current	1,746,188	253,173	1,182,963
Total current liabilities	1,928,764	279,645	1,467,476
Non-current liabilities:
Other non-current liabilities	0	0	1,733
Investment deficit of subsidiaries and VIEs	5,416,081	785,258	4,469,087
Total non-current liabilities	5,416,081	785,258	4,470,820
Total liabilities	7,344,845	1,064,903	5,938,296
Shareholders' deficit:
Additional paid-in capital	5,049,458	732,103	4,979,353
Treasury stock (US$0.0001 par value; 4,441,353 and 4,085,608 shares as of December 31, 2021 and 2022, respectively)	(142,229)	(20,621)	(142,229)
Accumulated other comprehensive loss	(102,834)	(14,911)	129,010
Accumulated deficit	(8,395,184)	(1,217,187)	(7,355,740)
Total shareholders' deficit	(3,590,739)	(520,609)	(2,389,556)
Total liabilities, mezzanine equity and shareholders' deficit	3,754,106	544,294	3,548,740
Parent Company | Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	26	4	26
Parent Company | Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	¥ 24	$ 3	¥ 24